Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes
12. Income Taxes
Total loss before income taxes for the years ended December 31, 2024 and 2023 did not include a foreign component.
The components of the provision (benefit) expense were as follows for the years ended December 31, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2024	2023
Current income tax (benefit) expense:
Federal	$—	$—
State	(1)	13

Total current income tax (benefit) expense	(1)	13
Deferred income tax benefit:
Federal	(16,279)	(16,514)
State	(2,803)	(11,247)

Total deferred income tax benefit	(19,082)	(27,761)
Changes in tax rate	2,155	(1,471)
Changes in valuation allowance	16,927	29,232

Total income tax (benefit) expense from continuing operations	$(1)	$13

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The components of the Company’s net deferred tax liabilities and related valuation allowance are as follows as of December 31, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$85,226	$71,434
Debt related interest	16,228	16,898
Capitalized research and development	5,228	4,936
Tax credit carryforwards	4,415	3,960
Stock-based compensation	1,157	525
Accrued expense and reserves	1,812	1,584
Purchased revenue liability	1,754	—
Operating lease liabilities	577	774
Other	303	159

Total deferred tax assets	116,700	100,270
Less valuation allowance	(113,703)	(96,776)

Total deferred tax assets	2,997	3,494

Deferred tax liabilities:
Intangible assets	(2,423)	(2,734)
Operating lease right-of-use assets	(574)	(760)

Total deferred tax liabilities	(2,997)	(3,494)

Net deferred tax liabilities	$—	$—

The reconciliation between U.S. federal income taxes at the statutory rate and the Company’s provision for income taxes are as follows for the years ended December 31, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2024	2023
Income tax benefit at federal statutory rate	$(15,290)	$(24,007)
Valuation allowance	18,559	29,232
Compensation expense	2,772	3,798
Acquisition related charges	485	260
Prior year true-up and carryback	(1,182)	(5,079)
State, net of federal tax benefit	(2,705)	(5,127)
Change in fair value of Convertible Debentures	(4,449)	1,752
Change in tax rates	2,155	(1,471)
Other	(346)	655

Income tax (benefit) expense	$(1)	$13

The Company has evaluated the available evidence supporting the realization of its gross deferred tax assets, including the amount and timing of future taxable income, and has determined that it is more likely than not that the deferred tax assets will not be realized. Due to such uncertainties surrounding the realization of the deferred tax assets, the Company maintains a valuation allowance of $113.7 million against its deferred tax assets as of December 31, 2024. Realization of the deferred tax assets will be primarily dependent upon the Company’s ability to generate sufficient taxable income prior to the expiration of its net operating losses.
As of December 31, 2024, the Company had $336.5 million and $248.2 million of federal and state net operating loss carryforwards, respectively. The net operating loss carryforwards begin to expire in 2033 for both federal

and state. As
of December 31, 2024, the Company had a total of $313.5 million of federal net operating losses that have an indefinite life and will not expire, and had federal research and development income tax credits of $3.7 million which will begin to expire in 2034. As of December 31, 2024, the Company had California research and development income tax credits of $2.2 million that have an indefinite life and will not expire.
Internal Revenue Code Section 382 rules apply to limit a corporation’s ability to utilize existing net operating loss and tax credit carryforwards once the corporation experiences an ownership change as defined in Section 382. For the years ended December 31, 2024 and 2023, there was no impact of such limitations on the Company’s income tax provision.
The Company is subject to taxation in U.S. federal and state tax jurisdictions. All of the Company’s tax years will remain open for three years for examination by the federal and state tax authorities from the date of utilizations of net operating loss. There are no active tax compliance audits as of December 31, 2024.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows for the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023
Gross unrecognized tax benefits at the beginning of the year	$1,071	$408
Increase related to prior year tax positions	—	536
Increase related to current year tax positions	127	127

Gross unrecognized tax benefits at the end of the year	$1,198	$1,071

As of December 31, 2024 and 2023, the Company had $1.2 million and $1.1 million in total unrecognized tax benefits, respectively, which have been reflected as a reduction in deferred tax assets. If these were to be recognized, they would affect the effective tax rate, however given the full valuation allowance in the jurisdiction in which the unrecognized tax benefits relate to, the impact on the effective tax rate would be nil.
The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense
. No interest or penalties have been recognized as of and for the years ended December 31, 2024 and 2023.
The Company believes that no material amount of the liabilities for uncertain tax positions are expected to reverse within 12 months of

December

31,

2024.